Document and Entity Information	Feb. 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001759509
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	Lyft, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38846
Entity Tax Identification Number	20-8809830
Entity Address, Address Line One	185 Berry Street
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(844)
Local Phone Number	250-2773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	LYFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false